Organization And Summary Of Signficant Accounting And Reporting Policies	12 Months Ended
Dec. 31, 2016
Basis Of Presentation
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Organization—Green Bancorp, Inc. (“Green Bancorp”), together with its subsidiary bank (the “Company”), is a Texas corporation that was incorporated on October 20, 2004. In 2006 Green Bancorp entered into an agreement and plan of merger with Redstone Bank, National Association (“Redstone Bank”), a national banking association located in Houston, Texas, for the purpose of acquiring all of the issued and outstanding stock of Redstone Bank. The acquisition was completed on December 31, 2006, and Green Bancorp became a bank holding company registered under the Bank Holding Company Act of 1956, as amended.

Green Bank, N.A. (the “Bank”) is a national banking association, which was chartered under the laws of the United States of America as a national bank on February 17, 1999, as Redstone Bank. On September 14, 2007, the name was changed to Green Bank, N.A. The Bank provides commercial and consumer banking services in the greater Houston and Dallas metropolitan areas, and Austin, Louisville and Honey Grove.

Summary of Significant Accounting and Reporting Policies—The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”). A summary of significant accounting policies follows.

Basis of Presentation—The consolidated financial statements include the accounts of Green Bancorp and its subsidiaries. Intercompany transactions have been eliminated in consolidation. Operations are managed and financial performance is evaluated on a company‑wide basis. The Company operates its business as one segment providing banking services to a variety of customers.

Segment Reporting— The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.

Initial Public Offering (IPO)— The Company qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act (JOBS Act). In August 2014, the Company sold and issued 5,390,625 shares of common stock at $15 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $72.5 million.

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  The calculation of the allowance for loan losses, the valuation of goodwill and available for sale securities, acquired assets and liabilities and the calculation of stock based compensation are estimates particularly susceptible to significant change in the near term. Actual results could differ from those estimates.

Cash and Cash Equivalents—Cash and cash equivalents include cash due from banks, federal funds sold and interest‑bearing deposits in financial institutions with original maturities of three months or less. Federal funds sold are invested for a period of three days or less. Interest bearing deposits include demand balances at the Federal Reserve Bank and balances with other financial institutions with original maturities of three months or less. Balances at the Federal Reserve Bank include restricted amounts required to satisfy reserve requirements, which are provided in Note 4.

Earnings Per Common Share—Basic earnings per common share is computed as net income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is computed using the weighted‑average number of shares determined for the basic earnings per common share computation plus the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock using the treasury stock method. Outstanding stock options issued by the Company represent the only dilutive effect reflected in diluted weighted average shares. In the event of a net loss, the outstanding stock options are excluded from the diluted earnings per common share calculation due to their anti-dilutive effect and the diluted net loss per common share would equal the basic net loss per common share.  A reconciliation of the weighted-average shares used in calculating basic earnings per common share and the weighted average common shares used in calculating diluted earnings per common share for the reported periods is provided in Note 2.

Securities—Securities classified as held‑to‑maturity are carried at cost, adjusted for the amortization of premiums and the accretion of discounts. Management has the positive intent, and the Company has the ability, to hold these assets until their maturities. Under certain circumstances (including the deterioration of the issuer’s creditworthiness or a change in tax law or statutory or regulatory requirements), these securities may be sold or transferred to another portfolio.

Securities classified as available‑for‑sale are carried at fair value. Unrealized gains and losses are excluded from earnings and reported, net of tax, as accumulated other comprehensive income or loss until realized. Declines in the fair value of individual securities below their cost that are determined to be other‑than‑temporary would result in writedowns, as a realized loss, of the individual securities to their fair value. In evaluating other‑than‑temporary impairment losses, management considers several factors, including the severity and the duration of time that the fair value has been less than cost, the credit quality of the issuer, and whether it is more likely than not that the Company will be required to sell the security before a recovery in value. Securities within the available‑for‑sale portfolio may be used as part of the Company’s asset and liability management strategy and may be sold in response to changes in interest rate risk, prepayment risk or other factors.

Premiums and discounts are amortized and accreted to net income using the interest method of accounting, adjusted for prepayments as applicable. The specific identification method of accounting is used to compute gains or losses on the sales of securities. Interest earned on these assets is included in interest income.

Other securities are stated at cost and include stock of the Federal Reserve Bank and the FHLB. Dividends received on these investments are included in interest income.

Loans Held-for-Sale— Loans are classified as held-for-sale when management has positively determined that the loans will be sold in the foreseeable future and the Company has the ability to do so. The classification may be made upon origination or subsequent to the origination or purchase. Once a decision has been made to sell loans not previously classified as held-for-sale, such loans are transferred into the held-for-sale classification and carried at the lower of cost or estimated fair value.  Fair value of consumer residential mortgages held-for-sale is based on commitments from investors or prevailing market prices. Gains and losses on sales are recorded in noninterest income and determined on a specific identification basis.

Loans Held for Investment—Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported in the balance sheet as loans held for investment stated at the principal amount outstanding adjusted for charge-offs, the allowance for loan losses, deferred fees or costs and unamortized premiums or discounts. Interest income for loans is recognized principally by the simple interest method.

A loan is defined as impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due, both interest and principal, according to the contractual terms of the loan agreement. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized.

Nonperforming Loans and Past Due Loans—Nonperforming loans are loans which have been categorized by management as nonaccrual because collection of interest is doubtful and loans which have been restructured due to the borrower’s financial difficulty and which result in a concessionary modification.

When the payment of principal or interest on a loan is delinquent for 90 days, or earlier in some cases, the loan is placed on nonaccrual status and classified as impaired unless the loan is in the process of collection and the underlying collateral fully supports the carrying value of the loan. If the decision is made to continue accruing interest on the loan, periodic reviews are made to evaluate the appropriateness of its accruing status. When a loan is placed on nonaccrual status, all accrued but unpaid interest is reversed against interest income. Payments received on nonaccrual loans are applied first to outstanding loan amounts and next to the recovery of charged‑off loan amounts. Any excess is treated as a recovery of lost interest.

The restructuring of a loan is considered a troubled debt restructuring if both the borrower is experiencing financial difficulties and the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses. Loans restructured in a troubled debt restructuring are considered impaired. Impairment loss of restructured loans is based on the difference between the original loan’s carrying amount and the present value of expected future cash flows discounted at the original, contractual rate of the loan.

Generally, a nonaccrual loan that is restructured remains on nonaccrual for a period of six months to demonstrate that the borrower can meet the restructured terms. However, performance prior to the restructuring, or significant events that coincide with the restructuring, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual at the time of restructuring or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is uncertain, the loan remains classified as a nonaccrual loan.

Allowance for Loan Losses—The allowance for loan losses is a valuation allowance for losses incurred on loans. All losses are charged to the allowance when the loss actually occurs or when a determination is made that a loss is probable. Recoveries are credited to the allowance at the time of recovery. The Company’s allowance for loan losses consists of two components including a general component based upon probable but unidentified losses inherent in the portfolio and a specific component on individual loans that are considered impaired.

The general component of the allowance for loan losses related to probable but unidentified losses inherent in the portfolio is based on our actual historical loss experience and various qualitative factors.  The qualitative factors include lending policies and procedures, loan volume and terms, experience, depth and ability of lending management, volume and severity of past due loans and monitored loans, quality of loan review system, concentrations, value of collateral underlying collateral dependent loans,  economic conditions and other factors. Additional factors considered include the actual historical loss experience at the total portfolio level, a comparison of the allowance ratios to peer data, an analysis of the allowance by risk rating and other factors.

To arrive at the general component of the allowance, loans are first separated into originated and acquired groups and then further separated by loan type for each group. On a quarterly basis, the trends in various metrics related to each of the factors described above are reviewed to determine the appropriate level of change to be applied to each factor for the period.  The factors described above are calculated for the applicable loan groups and for each loan type within the applicable group and then applied to the loan balance by type to calculate the general reserve. The actual loss factor is based on our loss migration analysis, which calculates the weighted average of actual losses by loan type and within each risk rating over the prior three years.  A minimum actual loss factor equal to the average three year loss history for the total loan portfolio is included as a qualitative factor.

The specific component of the allowance for loan losses is calculated based on a review of individual loans considered impaired. The analysis of impaired losses may be based on the present value of expected future cash flows discounted at the effective loan rate, an observable market price or the fair value of the underlying collateral on collateral dependent loans. In determining the collectability of certain loans, management also considers the fair value of any underlying collateral. The amount ultimately realized may differ from the carrying value of these assets because of economic, operating, or other conditions beyond the Company’s control.

Throughout the year, management estimates the probable level of losses to determine whether the allowance for loan losses is adequate to absorb inherent losses in the existing portfolio. Based on these estimates, an amount is charged to the provision for loan losses and credited to the allowance for loan losses in order to adjust the allowance to a level determined to be adequate to absorb inherent losses.  If economic conditions or borrower behavior deviate substantially from the assumptions utilized in the allowance calculation, increases in the allowance may be required.

Estimates of loan losses involve an exercise of judgment. While it is reasonably possible that in the near term the Company may sustain losses which are substantial relative to the allowance for loan losses, it is the judgment of management that the allowance for loan losses reflected in the consolidated balance sheets is adequate to absorb probable losses that exist in the current loan portfolio.

Accounting for Acquired Loans and the Allowance for Acquired Loan Losses — Acquisitions are accounted for using the acquisition method of accounting. Accordingly, the assets, including loans, and liabilities of the acquired entity were recorded at their fair values at the acquisition date. No allowance for credit losses related to the acquired loans is recorded on the acquisition date, as the fair value of the acquired loans incorporates assumptions regarding credit risk. These fair value estimates associated with acquired loans, and based on a discounted cash flow model, include estimates related to market interest rates and undiscounted projections of future cash flows that incorporate expectations of prepayments and the amount and timing of principal, interest and other cash flows, as well as any shortfalls thereof.  The excess of cash flows expected at acquisition over the estimated fair value is considered the accretable discount or premium and is recognized in interest income over the remaining life of the loan using the interest method.

Acquired loans with evidence of credit deterioration and the probability that all contractually required payments will not be collected as of the date of acquisition are accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 310-30. The difference between contractually required payments at acquisition and the cash flows expected to be collected is considered the non-accretable discount. The non-accretable discount represents the future credit losses expected to be incurred over the life of the loan. Subsequent increases in the expected cash flows will result in a recovery of any previously recorded allowance for loan losses and a reclassification from non-accretable discount to accretable discount.

At period-end after acquisition, the fair-valued acquired loans from each acquisition are reassessed to determine whether an addition to the allowance for credit losses is appropriate due to further credit quality deterioration. Methods utilized to estimate any subsequently required allowance for credit losses for acquired loans not deemed credit-impaired at acquisition are similar to originated loans; however, the estimate of loss is based on the unpaid principal balance and then compared to any remaining unaccreted purchase discount. To the extent that the calculated loss is greater than the remaining unaccreted purchase discount, an allowance is recorded for such difference.

Bank-Owned Life Insurance (“BOLI”)—Bank-owned life insurance is stated at its cash surrender value. The BOLI was acquired with the Patriot and SharePlus acquisitions.  The Company is the beneficiary of life insurance policies on current and former officers and selected employees of the Company.

Premises and Equipment—Land is carried at cost. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation expense is computed primarily using the straight‑line method over the estimated useful lives (ranging from two to thirty years) of the assets. Leasehold improvements are amortized using the straight‑line method over the periods of the leases or the estimated useful lives, whichever is shorter.

Goodwill and Other Intangibles—Goodwill has an indefinite useful life and is subject to an annual impairment test and more frequently if a triggering event occurs. We completed our annual impairment analysis of goodwill as of December 31, 2016.  Based on this analysis we do not believe any of our goodwill is impaired as of this date because the fair value of our equity exceeds the carrying value.  The goodwill impairment test involves a two‑step process. Under the first step, the estimation of fair value of the reporting unit is compared with its carrying value including goodwill. If step one indicates a potential impairment, the second step is performed to measure the amount of impairment, if any. Goodwill impairment exists when the implied fair value of goodwill is less than its carrying value. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. As part of its impairment analysis, the Company uses a variety of methodologies in determining the fair value of the reporting unit, including cash flow analyses that are consistent with the assumptions management believes hypothetical marketplace participants would use.

Core deposit intangibles are amortized on an accelerated basis over the years expected to be benefited, which the Company estimates to be approximately two to seventeen years.

Real Estate Acquired by Foreclosure—The Company records real estate acquired by foreclosure at fair value less estimated costs to sell. Adjustments are made to reflect declines in value subsequent to acquisition, if any, below the recorded amounts. Required developmental costs associated with foreclosed property under construction are capitalized and considered in determining the fair value of the property. Operating expenses of such properties, net of related income, and gains and losses on their disposition are included in noninterest expense.

Derivative Financial Instruments—The Company’s derivative instruments are entered into pursuant to a customer accommodation program where the Company enters into an interest rate swap or cap agreement with a commercial customer and an agreement with offsetting terms with a correspondent bank.  These derivative instruments are not designated as accounting hedges.  Changes in net fair value are recognized in noninterest income or expense and the fair value amounts are included in other assets and other liabilities.

Fair Value Measurements—The Company follows FASB ASC 820, Fair Value Measurements and Disclosures, for financial assets and financial liabilities. ASC 820 applies to reported balances that are required or permitted to be measured at fair value under an existing accounting pronouncement. ASC 820 emphasizes that fair value is a market‑based measurement, not an entity‑specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy. The fair value hierarchy consists of three levels of inputs that may be used to measure fair value, which are defined in Note 18.

Revenue Recognition—Revenue is recognized in accordance with FASB ASC 605, Revenue Recognition, on an accrual basis. Amounts are recognized as income in the period in which they are earned as evidenced by contractual agreements so long as the amount is deemed to be collectable and no evidence of impairment exists.

Gain on Sale of Guaranteed Portion of Loans, Net—The Company originates loans to customers under government guaranteed programs that generally provide for guarantees of 50% to 90% of each loan, subject to a maximum guaranteed amount. The Company can sell the guaranteed portion of the loan in an active secondary market and retains the unguaranteed portion in its portfolio. Sales of the guaranteed portion of loans are accounted for using the sales accounting treatment.

All sales of government guaranteed loans are executed on a servicing retained basis, and the Company retains the rights and obligations to service the loans. The standard sale structure provides for the Company to retain a portion of the cash flow from the interest payment received on the loan. When a loan sale involves the transfer of an interest less than the entire loan, the controlling accounting method under FASB ASC 860, Transfers and Servicing, requires the seller to reallocate the carrying basis between the assets transferred and the assets retained based on the relative fair value of the respective assets as of the date of sale. The maximum gain on sale that can be recognized is the difference between the fair value of the assets sold and the reallocated basis of the assets sold. The gain on sale recognized in income is the sum of the cash premium on the guaranteed loan, the fair value of the servicing assets recognized, less the discount recorded on the unguaranteed portion retained.

Income Taxes—Green Bancorp files a consolidated federal income tax return with its subsidiaries. Each computes income taxes as if it filed a separate return and remits to, or is reimbursed by, Green Bancorp based on the portion of taxes currently due or refundable.

Deferred income taxes are accounted for by applying the expected statutory tax rates at which the differences between the book basis and the tax basis of assets and liabilities are expected to be recovered. The resulting deferred tax assets and liabilities are adjusted to reflect changes in enacted tax laws or rates.

We record uncertain tax positions in accordance with FASB ASC 740, Income Taxes, on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Stock‑Based Compensation—The Company’s stock‑based compensation policy applies to stock options and restricted stock units, which are accounted for under the fair‑value method as required by GAAP. The expense associated with stock‑based compensation is recognized over the vesting period of each individual arrangement.

The fair value of each time‑based stock option and restricted stock units award is estimated on the date of grant using a Black‑Scholes‑Merton option valuation model.

Business combinations— The Company applies the acquisition method of accounting for business combinations in accordance with FASB ASC 805, Business Combinations. Under the acquisition method, the acquiring entity in a business combination recognizes all of the assets acquired and liabilities assumed at their acquisition date fair values. Management utilizes valuation techniques appropriate for the asset or liability being measured in determining these fair values. The excess of the purchase price over the estimated fair value of the net assets, including identifiable intangible assets, for tax-free acquisitions is recorded as goodwill, none of which is deductible for tax purposes. The excess of the purchase price over the estimated fair value of the net assets, including identifiable intangible assets, for taxable acquisitions was recorded as goodwill, and is deductible for tax purposes. Where amounts allocated to assets acquired and liabilities assumed is greater than the purchase price, a bargain purchase gain is recognized. Acquisition-related costs are expensed as incurred. The results of operations for each acquisition have been included in the Company’s consolidated financial results beginning on the respective acquisition date.

Comprehensive Income—Comprehensive income includes all changes in equity during the period presented that result from transactions and other economic events other than transactions with shareholders. The Company reports comprehensive income in the consolidated statements of comprehensive income.

Recent Accounting Standards - Accounting Standards Updates (“ASU”)

FASB ASU No. 2017-04 — “Intangibles—Goodwill and Other (Topic 350).” ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating the second step of the goodwill impairment test, which required computing the implied fair value of goodwill. Under the amendments in this update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 will be effective for the Company on January 1, 2020 and is not expected to have a significant impact on the Company’s consolidated financial statements.

FASB ASU No.  2017-01 — “Business Combinations (Topic 805).” ASU 2017-01 is intended to clarify or correct unintended application of ASU 2014-09 “Revenue from Contract with Customers (Topic 606).” ASU 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Additionally, the amendments in this update provide a more robust framework to assist entities in evaluating whether a set of assets and activities constitutes a business. Lastly, the amendments in this update narrow the definition of the term output sot that the term is consistent with how outputs are described in Topic 606. ASU 2017-01 will be effective for the Company on January 1, 2018 and is not expected to have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2016-18 — “Statement of Cash Flows (Topic 230) – Restricted Cash.” ASU 2016-18 requires the Statement of Cash Flows to explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, restricted cash or cash equivalents should be included with cash and cash equivalents when recording the beginning-of-period and end-of-period total amounts on the Statement of Cash Flows. ASU 2016-18 will be effective for the Company on January 1, 2018 and is not expected to have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2016-15 — "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15") is intended to reduce the diversity in practice around how certain transactions are classified within the statement of cash flows. ASU 2016-15 provides classification guidance on certain cash receipts and cash payments, including, but not limited to, debt prepayment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of bank-owned life insurance policies and distributions received from equity method investees. This ASU will be effective for the Company on January 1, 2018, and is not expected to have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2016-13 —"Financial Instruments - Credit Losses (Topic 326)" ("ASU 2016-13") requires an entity to utilize a new impairment model known as the current expected credit loss ("CECL") model to estimate its lifetime "expected credit loss" and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. ASU 2016-13 will be effective for the Company on January 1, 2020. Entities will apply the standard's provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is currently evaluating the potential impact of ASU 2016-13 on the Company’s consolidated financial statements.

FASB ASU No. 2016-09 — “Compensation - Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting.” ASU 2016-09 was issued as part of the FASB’s simplification initiative and affects all entities that issue share-based payment awards to their employees. This ASU covers accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. ASU 2016-09 will be effective for the Company as of January 1, 2017 and the Company does not expect a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2016-06 — Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments (a consensus of the Emerging Issues Task Force). The new guidance clarifies the requirements for assessing whether contingent call or put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts, which is used to determine whether the embedded derivative should be separated from the host contract and accounted for separately as a derivative. An entity performing the assessment will be required to assess the embedded call or put options solely in accordance with the pre-existing four-step decision sequence. This guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. The adoption of this guidance is not expected to be material to the consolidated financial statements.

FASB ASU No. 2016-02 — “Leases (Topic 842).” In February 2016, the Financial Accounting Standards Board issued ASU 2016-02 to supersede nearly all existing lease guidance under GAAP. The guidance would require a lessee to record a right-to-use asset and liability representing the obligation to make lease payments for long-term leases. ASU 2016-02 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 and must be adopted using a modified retrospective approach. The Company is currently evaluating the impact of its pending adoption of ASU 2016-02 on its consolidated financial statements.

FASB ASU No. 2016-01 — “Financial Instruments─Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 (i) requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; (iii) eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; (iv) eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; (v) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (vi) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; (vii) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The amendments in this update affect all entities that hold financial assets or owe financial liabilities. ASU 2016-01 is effective for the Company beginning January 1, 2018, and is not expected to have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2015-17 — “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes.” In November 2015, the FASB issued ASU 2015-17, as part of its simplification initiative. The ASU requires entities to present deferred tax assets (“DTAs”) and deferred tax liabilities (“DTLs”) as noncurrent in a classified balance sheet. It thus simplifies the current guidance, which requires entities to separately present DTAs and DTLs as current or noncurrent in a classified balance sheet. Netting of DTAs and DTLs by tax jurisdiction is still required under the new guidance.  ASU 2015-17 is effective for the Company beginning January 1, 2017 and did not have a material impact on the Company’s consolidated financial statements.

FASB ASU No. 2015-16 — “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments.” ASU 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The acquirer must record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. Additionally, the entity is required to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 was effective for the Company on January 1, 2016 and did not have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2015-05 — “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) – Customer's Accounting for Fees Paid in a Cloud Computing Arrangement.” ASU 2015-05 provides a basis for evaluating whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, then the arrangement should be accounted for as a service contract. ASU 2015-05 was effective for the Company on January 1, 2016 and did not have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2015-02 — “Consolidation (Topic 810) – Amendments to the Consolidation Analysis.” ASU 2015-02 affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the revised consolidation model. Specifically, the amendments: 1) Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (“VIEs”) or voting interest entities, 2) Eliminate the presumption that a general partner should consolidate a limited partnership, 3) Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, 4) Provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2A-7 of the Investment Company Act of 1940 for registered money market funds. ASU 2015-02 was effective for the Company on January 1, 2016 and did not have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2015-01— “Income Statement - Extraordinary and Unusual Items (Subtopic 225-20) – Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” ASU 2015-01 eliminates from U.S. GAAP the concept of extraordinary items, which, among other things, required an entity to segregate extraordinary items considered to be unusual and infrequent from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. ASU 2015-01 was effective for the Company on January 1, 2016 and did not have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2014-12 — “Compensation-Stock Compensation (Topic 718) – Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition.  The performance target should not be reflected in estimating the grant-date fair value of the award.  Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered.  If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period.  The total amount of the compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest.  The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.  The adoption of this ASU was effective for the Company on January 1, 2016 and did not have a significant impact on the Company’s consolidated financial statements.

FASB ASU No. 2014-09 — “Revenue from Contracts with Customers (Topic 606)”. ASU 2014-09 is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance under GAAP and is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects consideration to which the entity expects to be entitled in exchange for those goods and services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. For financial reporting purposes, the standard allows for either full retrospective adoption, meaning the standard is applied to all of the periods presented, or modified retrospective adoption, meaning the standard is applied only to the most current period presented in the financial statements with the cumulative effect of initially applying the standard recognized at the date of initial application. ASU 2014-09 was initially effective for the Company on January 1, 2017; however, in August 2015, the FASB issued ASU No. 2015-14 - Revenue from Contracts with Customers - Deferral of the Effective Date, which deferred the effective date to January 1, 2018. In addition, the FASB has begun to issue targeted updates to clarify specific implementation issues of ASU 2014-09. These updates include ASU No. 2016-08 - Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU No. 2016-10 - Identifying Performance Obligations and Licensing, ASU No. 2016-12 - Narrow-Scope Improvements and Practical Expedients, and ASU No. 2016-20 - Technical Corrections and Improvements to Top 606 - Revenue from Contract with Customers. Management is evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.